United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2019

Date of Reporting Period: Quarter ended 12/31/2018

Item 1.	Schedule of Investments

Federated Municipal Bond Fund, Inc.
Portfolio of Investments
December 31, 2018 (unaudited)
Principal Amount or Shares			Value
		MUNICIPAL BONDS—96.2%
		Alabama—1.4%
$1,000,000		Birmingham, AL Waterworks Board, Senior Revenue Refunding Bonds (Series 2016-B), 5.000%, 1/1/2039	$1,145,610
2,000,000		Birmingham, AL Waterworks Board, Subordinate Revenue Refunding Bonds (Series 2016-B), 4.000%, 1/1/2043	2,046,760
1,250,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2010A), 5.800%, 5/1/2034	1,303,488
		TOTAL	4,495,858
		Arizona—3.0%
3,000,000		Arizona Board of Regents (Arizona State University), (Series 2016B), 5.000%, 7/1/2047	3,363,660
3,000,000		Arizona Board of Regents (Arizona State University), System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.000%, 7/1/2041	3,338,580
1,740,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	1,787,050
1,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2038	1,160,060
		TOTAL	9,649,350
		California—9.5%
1,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1),(United States Treasury PRF 4/1/2019@100), 5.625%, 4/1/2044	1,009,920
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 2.960% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,552,170
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,215,100
1,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Bonds (Series 2015A), 5.000%, 8/15/2054	1,102,150
2,000,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2011A), 5.000%, 11/1/2037	2,156,080
2,000,000		California State, Various Purpose GO Bonds, 6.000%, 11/1/2039	2,064,440
460,000		California State, Various Purpose UT GO Bonds, 6.500%, 4/1/2033	465,262
2,000,000		California State, Various Purpose UT GO Bonds, (Original Issue Yield: 5.850%), 5.750%, 4/1/2029	2,019,240
540,000		California State, Various Purpose UT GO Bonds,(United States Treasury PRF 4/1/2019@100), 6.500%, 4/1/2033	546,626
2,000,000		Los Angeles Department of Water & Power (Los Angeles, CA Department of Water & Power (Water Works/System)), Water System Revenue Bonds (Series 2013B), 5.000%, 7/1/2033	2,233,860
1,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Bonds (Series 2018A), 5.000%, 5/15/2044	1,123,120
2,000,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A),(Citigroup, Inc. GTD), 7.000%, 11/1/2034	2,782,220
1,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (Series 2009C), 5.000%, 7/1/2031	1,015,230
3,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007),(Bank of America Corp. GTD), 5.000%, 2/15/2025	3,399,210
305,000		San Bernardino County, CA Housing Authority (Glen Aire Park & Pacific Palms), Subordinated Revenue Bonds, 7.250%, 4/15/2042	201,163
2,000,000		San Diego, CA Unified School District, UT GO Bonds (Election 2012 Series-I), 5.000%, 7/1/2047	2,289,920
2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2014B), 5.000%, 5/1/2044	2,217,340
2,000,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2017 Sub-Series D), 5.000%, 11/1/2034	2,347,080
		TOTAL	30,740,131
		Colorado—3.0%
1,000,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2018A), 5.000%, 12/1/2048	1,111,400
2,000,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2027	2,228,760
3,250,000		University of Colorado Hospital Authority, Revenue Bonds (Series 2012A), 5.000%, 11/15/2036	3,555,142
2,500,000		University of Colorado, University Enterprise Revenue Bonds (Series 2011A),(United States Treasury PRF 6/1/2021@100), 5.250%, 6/1/2036	2,700,725
		TOTAL	9,596,027
		Connecticut—2.1%
3,000,000		Connecticut State HEFA (Trinity Healthcare Credit Group), Revenue Bonds (Series 2016CT), 5.000%, 12/1/2045	3,287,340

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$1,000,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2036	$1,117,640
2,000,000		Connecticut State Special Transportation Fund, Special Tax Obligation Revenue Bonds (Series 2013A), 5.000%, 10/1/2026	2,212,860
		TOTAL	6,617,840
		Delaware—0.8%
2,380,000		Delaware Economic Development Authority (Delmarva Power and Light Co.), Gas Facilities Refunding Bonds, 5.400%, 2/1/2031	2,484,315
		District of Columbia—2.8%
2,500,000		District of Columbia (KIPP DC), Refunding Revenue Bonds (Series 2017A), 5.000%, 7/1/2048	2,656,225
1,800,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,922,724
1,000,000		District of Columbia Revenue (Georgetown University), University Refunding Revenue Bonds (Series 2017), 5.000%, 4/1/2036	1,131,810
3,000,000		District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2016A), 5.000%, 10/1/2039	3,352,740
		TOTAL	9,063,499
		Florida—11.5%
2,000,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2037	2,088,460
1,500,000		Broward County, FL Airport System, Airport System Revenue Bonds (Series 2012Q-1), 5.000%, 10/1/2037	1,605,990
1,000,000		Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2038	1,127,410
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.000%, 10/1/2035	1,089,990
2,000,000		Greater Orlando, FL Aviation Authority, Subordinate Airport Facilities Revenue Bonds (Series 2017A), 5.000%, 10/1/2036	2,248,260
2,000,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2014), 5.500%, 10/1/2047	2,112,580
3,500,000		Miami Beach, FL Resort Tax, Revenue Bonds (Series 2015), 5.000%, 9/1/2040	3,919,650
1,000,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/1/2030	1,132,060
1,000,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/1/2032	1,129,690
2,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2015A), 5.000%, 10/1/2038	2,182,500
2,000,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2016A), 5.000%, 7/1/2032	2,289,780
1,250,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds (Series 2010), (Original Issue Yield: 5.100%), 5.000%, 7/1/2040	1,298,550
1,500,000		Miami-Dade County, FL HFA (Nicklaus Children's Hospital), Hospital Revenue Refunding Bonds (Series 2017), 5.000%, 8/1/2042	1,635,255
1,000,000		Miami-Dade County, FL IDA (Doral Academy), Industrial Development Revenue Bonds (Series 2017), 5.000%, 1/15/2048	1,035,260
2,875,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.000%, 7/1/2042	3,095,081
4,105,000		Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A),(United States Treasury PRF 7/1/2020@100), 5.000%, 7/1/2035	4,291,613
895,000		Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A),(United States Treasury PRF 7/1/2020@100), 5.000%, 7/1/2035	936,367
2,000,000		St. Johns County, FL IDA (Presbyterian Retirement Communities ), Revenue Bonds (Series 2010A), (Original Issue Yield: 5.980%),(United States Treasury PRF 8/1/2020@100), 5.875%, 8/1/2040	2,121,360
1,500,000		Tallahassee, FL Energy System, Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2036	1,707,405
		TOTAL	37,047,261
		Georgia—3.7%
2,190,000		Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 5.000%, 1/1/2035	2,250,860
3,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	3,334,200
3,000,000		Georgia State, GO Bonds (Series 2017A-2), 5.000%, 2/1/2033	3,528,660
3,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018D) FRNs,(Royal Bank of Canada GTD), 2.404% (1-month USLIBOR x 0.67 +0.830%), Mandatory Tender 12/1/2023	2,972,670
		TOTAL	12,086,390
		Illinois—4.9%
1,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.000%, 12/1/2036	1,014,320
1,245,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2017C), 5.000%, 12/1/2034	1,271,880
310,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	339,032
1,875,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C),(United States Treasury PRF 1/1/2021@100), 6.500%, 1/1/2041	2,046,487

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$2,000,000		Chicago, IL O'Hare International Airport, Passenger Facility Charge Revenue Refunding Bonds (Series 2012A), 5.000%, 1/1/2031	$2,143,400
1,500,000		Chicago, IL Sales Tax, Revenue Bonds (Series 2011A),(United States Treasury PRF 1/1/2022@100), 5.250%, 1/1/2038	1,643,295
750,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.000%, 11/1/2044	805,537
3,000,000		Illinois Finance Authority (Northwestern Memorial Healthcare), Revenue Bonds (Series 2017A), 5.000%, 7/15/2042	3,328,740
2,000,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	2,144,280
1,000,000		Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.280%), 5.250%, 7/1/2028	1,053,900
		TOTAL	15,790,871
		Indiana—0.9%
1,155,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.000%, 1/1/2028	1,255,081
1,300,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A),(United States Treasury PRF 7/1/2023@100), 5.250%, 1/1/2030	1,482,546
		TOTAL	2,737,627
		Iowa—0.7%
2,100,000		Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2018A), 5.000%, 5/15/2048	2,162,097
		Louisiana—0.7%
2,305,000		Louisiana Local Government Environmental Facilities Community Development Authority (Westlake Chemical Corp.), Revenue Refunding Bonds (Series 2017), 3.500%, 11/1/2032	2,185,762
		Maryland—0.3%
1,000,000		Rockville, MD Mayor & City Council Economic Development Revenue (Ingleside at King Farm), (Series 2017B), 5.000%, 11/1/2042	1,030,890
		Massachusetts—3.9%
3,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2018C), 5.250%, 9/1/2043	3,526,590
3,000,000		Massachusetts Port Authority, Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	3,340,440
1,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds (Series 2011B), 5.250%, 10/15/2035	1,076,810
2,000,000		Massachusetts School Building Authority, Subordinated Dedicated Sales Tax Revenue Bonds (Series 2018A), 5.250%, 2/15/2048	2,316,760
2,000,000		Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.000%, 8/1/2032	2,356,780
		TOTAL	12,617,380
		Michigan—1.0%
1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3),(Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2033	1,102,210
1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Local Government Loan Program Revenue Refunding Bonds (Series 2015D-1), 5.000%, 7/1/2034	1,104,180
1,000,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Refunding Revenue Bonds (Series 2014D), 5.000%, 9/1/2039	1,080,020
		TOTAL	3,286,410
		Minnesota—0.3%
1,000,000		University of Minnesota (The Regents of), GO Bonds (Series 2011A),(United States Treasury PRF 12/1/2020@100), 5.250%, 12/1/2030	1,064,510
		Mississippi—0.3%
940,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	1,011,835
		Nebraska—1.0%
2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Original Issue Yield: 5.050%),(Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	2,136,920
1,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017C),(Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	1,133,790
		TOTAL	3,270,710
		Nevada—0.1%
305,000	[2]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	305,329
		New Jersey—5.3%
2,880,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.250%, 6/15/2040	3,065,990

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$665,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	$699,081
1,250,000		New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Revenue Bonds (Series 2014A), 5.000%, 7/1/2043	1,361,888
3,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), 5.500%, 6/15/2041	3,143,250
1,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2035	1,622,100
2,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.000%, 1/1/2034	2,224,920
1,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017A), 5.000%, 1/1/2029	1,170,660
2,000,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.000%, 5/1/2030	2,211,600
1,600,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	1,612,352
		TOTAL	17,111,841
		New Mexico—1.4%
2,000,000		Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), (Original Issue Yield: 5.340%),(United States Treasury PRF 7/1/2019@100), 5.250%, 7/1/2034	2,034,900
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,420,819
		TOTAL	4,455,719
		New York—10.1%
1,020,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), (Original Issue Yield: 6.476%),(United States Treasury PRF 1/15/2020@100), 6.375%, 7/15/2043	1,068,848
1,500,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Refunding Bonds (Series 2016A), 5.000%, 7/15/2042	1,608,555
1,000,000		Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue Bonds (Series 2017A), 5.000%, 2/15/2045	1,122,420
2,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014A), 5.000%, 9/1/2044	2,178,480
3,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2015A), 5.000%, 11/15/2045	3,249,360
500,000		New York City Liberty Development Corp. (Goldman Sachs Group, Inc.), Revenue Bonds (Series 2005), 5.250%, 10/1/2035	605,870
3,000,000		New York City, NY, Transitional Finance Authority, Building Aid Revenue Bonds (Series 2015S-2), 5.000%, 7/15/2041	3,325,380
200,000	[1]	New York City, NY, UT GO Bonds (Fiscal 1995 Series F Subseries F-4) FRNs, 2.410% (SIFMA 7-day +0.700%), 2/15/2020	200,768
3,255,000		New York City, NY, UT GO Bonds (Fiscal 2016 Series C), 5.000%, 8/1/2033	3,702,855
300,000		New York City, NY, UT GO Bonds (Fiscal 2016 Series E), 5.000%, 8/1/2032	345,438
400,000		New York City, NY, UT GO Bonds (Series 2012B), 5.000%, 8/1/2027	437,892
2,470,000		New York Liberty Development Corporation (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 2), 5.000%, 9/15/2043	2,643,740
400,000		New York Liberty Development Corporation (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 3), 5.000%, 3/15/2044	427,120
2,000,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2016A), 5.000%, 2/15/2043	2,240,140
2,000,000		New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018C), 5.000%, 3/15/2038	2,302,060
3,000,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.000%, 1/1/2028	3,233,100
500,000		New York State Thruway Authority, General Revenue Bonds (Series 2014J), 5.000%, 1/1/2027	561,345
200,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2016A), 5.250%, 1/1/2056	221,286
500,000		New York State, UT GO Bonds (Series 2009A), (Original Issue Yield: 5.240%), 5.000%, 2/15/2039	501,800
500,000		New York State, UT GO Bonds (Series 2011A), 5.000%, 2/15/2020	518,220
1,930,000		Port Authority of New York and New Jersey, Revenue Bonds (194th Series ), 5.000%, 10/15/2041	2,156,447
		TOTAL	32,651,124
		North Carolina—1.0%
1,000,000		Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2009), 5.250%, 7/1/2030	1,016,160
1,000,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2042	1,040,950

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	North Carolina—continued
$1,000,000	North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2047	$1,037,620
	TOTAL	3,094,730
	Ohio—2.5%
1,500,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	1,508,835
2,000,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Revenue Bonds (Series 2012), 5.000%, 1/1/2038	2,142,200
3,000,000	Ohio State Treasurer Private Activity (Portsmouth Gateway Group LLC), Revenue Bonds (Series 2015), 5.000%, 12/31/2039	3,177,060
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.000%, 6/1/2038	1,101,580
	TOTAL	7,929,675
	Oklahoma—1.0%
2,795,000	Oklahoma State Turnpike Authority, Second Senior Revenue Bonds (Series 2017C), 5.000%, 1/1/2047	3,145,297
	Pennsylvania—7.6%
1,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 12/1/2040	1,104,910
450,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.000%, 5/15/2032	481,379
500,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.000%, 5/15/2042	521,140
1,500,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2042	1,687,560
2,000,000	Delaware River Port Authority, Revenue Bonds (Series 2013), 5.000%, 1/1/2030	2,220,500
2,000,000	Geisinger Authority, PA Health System (Geisinger Health System), Revenue Refunding Bonds (Series 2017A-1), 5.000%, 2/15/2045	2,217,760
1,000,000	Lancaster County, PA Hospital Authority (Brethren Village), Revenue Bonds (Series 2017), 5.125%, 7/1/2037	1,035,150
1,000,000	Lancaster County, PA Hospital Authority (Brethren Village), Revenue Bonds (Series 2017), 5.250%, 7/1/2041	1,039,570
1,500,000	Montgomery County, PA Higher Education & Health Authority Hospital (Philadelphia Presbytery Homes, Inc.), Revenue Refunding Bonds (Series 2017), 5.000%, 12/1/2037	1,582,680
1,045,000	Montgomery County, PA IDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Refunding Bonds (Series 2012), 5.000%, 11/15/2029	1,103,520
2,000,000	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	2,006,280
2,970,000	Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2034	3,222,628
3,000,000	Pennsylvania State Higher Education Facilities Authority (Temple University), Revenue Bonds (First Series of 2012), 5.000%, 4/1/2042	3,197,430
2,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), 4.000%, 8/15/2042	2,034,980
1,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Revenue Bonds (Series 2018A), 5.000%, 2/15/2048	1,149,000
	TOTAL	24,604,487
	South Carolina—1.4%
2,000,000	Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.000%, 5/1/2034	2,198,620
615,000	Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.000%, 5/1/2039	667,546
1,500,000	South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	1,629,135
	TOTAL	4,495,301
	Tennessee—0.4%
1,335,000	Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	1,434,124
	Texas—7.8%
2,795,000	Bexar County, Health Facilities Development Corp. (Army Retirement Residence Foundation), Revenue Bonds (Series 2010),(United States Treasury PRF 7/1/2020@100), 6.200%, 7/1/2045	2,966,976
1,500,000	Bexar County, TX, Limited Tax Refunding Bonds (Series 2017), 5.000%, 6/15/2031	1,736,880
2,225,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2016A), 5.000%, 12/1/2048	2,474,423
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2014A), 5.000%, 12/1/2029	2,240,440
2,000,000	Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2016B), 4.000%, 11/15/2037	2,070,960
2,500,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), (Original Issue Yield: 5.120%), 5.000%, 1/1/2038	2,621,850

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,180,000		Port of Houston Authority, TX, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2031	$1,387,892
1,500,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.000%, 2/1/2032	1,722,975
2,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2016), 4.000%, 2/1/2034	2,116,540
2,030,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A),(Bank of America Corp. GTD), 5.250%, 12/15/2026	2,379,099
3,000,000		Trinity River Authority Texas Regional Wastewater System, Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2026	3,553,410
		TOTAL	25,271,445
		Virginia—0.9%
1,200,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.000%, 7/1/2051	1,296,396
1,500,000		Hampton Roads, VA Sanitation District, Subordinate Wastewater Revenue Bonds (Series 2016A), 5.000%, 8/1/2043	1,696,530
		TOTAL	2,992,926
		Washington—3.7%
2,570,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2014-C), 5.000%, 7/1/2028	2,927,667
2,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2018A), 5.000%, 5/1/2043	2,192,300
2,000,000		Washington State Convention Center Public Facilities District, Revenue Bonds (Series 2018), 5.000%, 7/1/2058	2,211,620
1,250,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), Health Care Facilities Revenue Bonds (Series 2014C), 5.000%, 10/1/2044	1,351,475
3,000,000		Washington State, UT GO Bonds (Series 2015A-1), 5.000%, 8/1/2040	3,349,980
		TOTAL	12,033,042
		Wisconsin—1.2%
3,000,000		Wisconsin State HEFA (ProHealth Care, Inc.), Revenue Bonds (Series 2009), (Original Issue Yield: 6.870%),(United States Treasury PRF 2/15/2019@100), 6.625%, 2/15/2039	3,016,980
800,000		Wisconsin State HEFA (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.000%, 8/15/2039	864,488
		TOTAL	3,881,468
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $306,520,122)	310,345,271
		EXCHANGE-TRADED FUNDS—0.6%
79,302		VanEck Vectors CEF Municipal Income ETF (IDENTIFIED COST $2,001,567)	1,893,732
	[1]	SHORT-TERM MUNICIPALS—2.0%
		Alabama—0.6%
$100,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-A) Daily VRDNs, 1.800%, 1/2/2019	100,000
1,100,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.800%, 1/2/2019	1,100,000
100,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.800%, 1/2/2019	100,000
500,000		Wilsonville, AL IDB (Alabama Power Co.), (Series D) (Gaston Plant) Daily VRDNs, 1.720%, 1/2/2019	500,000
		TOTAL	1,800,000
		Michigan—0.0%
100,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs,(Comerica Bank LOC), 1.720%, 1/2/2019	100,000
		New York—0.1%
300,000		New York State Mortgage Agency, (Series 135) Daily VRDNs,(Barclays Bank PLC LIQ), 1.770%, 1/2/2019	300,000
		Ohio—0.2%
500,000		Cleveland-Cuyahoga County, OH Port Authority (Carnegie/89th Garage and Service Center LLC), Revenue Bonds (Series 2007) Weekly VRDNs,(JPMorgan Chase Bank, N.A. LOC), 1.760%, 1/3/2019	500,000
		Tennessee—0.0%
100,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008A) Daily VRDNs,(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 1.730%, 1/2/2019	100,000

Principal Amount or Shares			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—1.1%
$3,550,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 1.720%, 1/2/2019	$3,550,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $6,350,000)	6,350,000
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $314,871,689)	318,589,003
		OTHER ASSETS AND LIABILITIES - NET—1.2%[3]	3,874,820
		TOTAL NET ASSETS—100%	$322,463,823
Securities that are subject to the federal alternative minimum tax (AMT) represent 5.9% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2018, these restricted securities amounted to $305,329, which represented 0.1% of total net assets.
Additional information on restricted securities held at December 31, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	8/31/2017	$311,371	$305,329
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Municipal Bonds	$—	$310,345,271	$—	$310,345,271
Exchange-Traded Fund	1,893,732	—	—	1,893,732
Short-Term Municipals	—	6,350,000	—	6,350,000
TOTAL SECURITIES	$1,893,732	$316,695,271	$—	$318,589,003
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
ETF	—Exchange-Traded Fund
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2019